S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 16, 2026
spac [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Each of our initial shareholders, sponsor and its affiliate(s), directors and officers has, pursuant to a letter agreement to be entered with us, agreed to certain restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub- divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property	White Pearl Group Limited Naphat Sirimongkolkasem Joseph Shiu Wing Chow Yuxun Sun Jiang Hua Feng	Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the event of our liquidation prior to our completion of our initial business combination; or (f) by virtue of the laws of the British Virgin Islands or our sponsor’s operating agreement upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (e) or (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).
Private placement units (including the securities underlying such units)	The completion of our initial business combination	White Pearl Group Limited	Same as above

Any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days	White Pearl Group Limited	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.

Representative’s Shares	180 days from the date of the commencement of sales in this offering.	D. Boral Capital LLC	Transfers permitted to any underwriter and selected dealer participating in the offering and their officers, partners, registered persons or affiliates.

SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
Other Affiliations [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “Management — Directors and Officers.”
Sponsor [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	D. Boral, our sponsor, officers and directors have agreed to waive their redemption rights with respect to our founder shares, Representative’s Shares and public shares in connection with the consummation of our initial business combination. Additionally, D. Boral (and its designees), our sponsor, officers and directors have agreed to waive their redemption rights with respect to their founder shares, private placement shares, Representative’s Shares and public shares if we fail to consummate our initial business combination within 18 months after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares and rights will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lock-up. With certain limited exceptions, the private placement units, private placement shares, private placement rights and the Class A ordinary shares underlying such rights will not be transferable, assignable or salable by our sponsor until the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Initial Business Combination [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.
Conflict in Finding Target Business [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Since our sponsor and officers and directors may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Retention or Resignation of Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Liquidation Procedure [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	If an initial business combination is not completed, the company will be required to liquidate. In such event, (i) 3,333,333 Class B ordinary shares (or 3,833,333 Class B ordinary shares if the underwriters’ over-allotment option is exercised in full) held by the sponsor, which were acquired by the sponsor prior to this offering for an aggregate purchase price of approximately $0.0065 per share (assuming the underwriters’ over-allotment option is exercised in full), or $25,000 in the aggregate, and (ii) all 284,375 private placement units (or 290,000 private placement units if the underwriters’ over-allotment option is exercised in full) (including component securities contained therein) to be purchased by the sponsor in a private placement that will close simultaneously with the closing of this offering, for an aggregate purchase price of $10.00 per units, or $2,843,750 (or $2,900,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, will be worthless because the sponsor is not entitled to participate in any redemption of distribution from the trust account with respect to such securities. The sponsor, its affiliates, or promoters, and members of our management team waived their redemption rights and liquidation rights in connection with the purchase of the founder shares and the private placement units and no other consideration was paid for such agreement. Since our sponsor, its affiliates and promoters, officers and directors will lose their entire investment in us if our initial business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination.